Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss | $	$ 1,424	$ 1,449
Ordinary shares, authorized	180,000
Ordinary shares, outstanding	71,132	69,656